Intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 39,320,871	R$ 36,503,834	R$ 34,405,575
Additions	258,473	75,400	172,961
Contract renewal	7,247,309	5,179,364	4,181,263
Transfer of contract assets	(47,068)	(4,751)	370
Write-offs and disposals	(7,627)	(9,054)	(27,078)
Amortization	(2,759,100)	(2,423,922)	(2,229,257)
Intangible assets, ending	44,012,858	39,320,871	36,503,834
Agreements Equity Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	499,326	491,057	483,775
Additions	22
Contract renewal	27,774	27,166	24,656
Transfer of contract assets	(934)	(144)	467
Write-offs and disposals	(307)	(115)	(148)
Amortization	(19,764)	(18,638)	(17,693)
Intangible assets, ending	506,117	499,326	491,057
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	652,039	681,441	734,665
Additions	60	13
Contract renewal	115,841	48,428	52,275
Transfer of contract assets	63	33,576	(14)
Write-offs and disposals	(119)	(9)	(242)
Amortization	(130,124)	(111,410)	(105,243)
Intangible assets, ending	637,760	652,039	681,441
Agreements New Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning
Additions	148,000
Contract renewal
Transfer of contract assets
Write-offs and disposals
Amortization	(411)
Intangible assets, ending	147,589
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	18,337,459	17,152,021	16,360,307
Additions	159	6,635	17,690
Contract renewal	3,337,155	2,132,675	1,640,733
Transfer of contract assets	93,417	2,944	13,744
Write-offs and disposals	(4,933)	(2,800)	(8,840)
Amortization	(1,078,760)	(954,016)	(871,613)
Intangible assets, ending	20,684,497	18,337,459	17,152,021
Program Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	1,264,992	1,317,957	1,370,923
Additions
Contract renewal
Transfer of contract assets
Write-offs and disposals
Amortization	(52,966)	(52,965)	(52,966)
Intangible assets, ending	1,212,026	1,264,992	1,317,957
Service Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	17,870,451	16,158,771	14,872,604
Additions	430	208	14,950
Contract renewal	3,717,006	2,855,284	2,307,851
Transfer of contract assets	(113,378)	(41,133)	(13,827)
Write-offs and disposals	(2,237)	(6,063)	(13,745)
Amortization	(1,278,687)	(1,096,616)	(1,009,062)
Intangible assets, ending	20,193,585	17,870,451	16,158,771
Software License [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	595,404	598,734	540,625
Additions	1,397	214
Contract renewal	49,533	115,811	155,748
Transfer of contract assets	(88)	6
Write-offs and disposals
Amortization	(133,022)	(119,361)	(97,639)
Intangible assets, ending	513,224	595,404	598,734
Right Of Use Other Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	75,052	103,853	42,676
Additions	108,405	42,182	140,321
Contract renewal
Transfer of contract assets
Write-offs and disposals	(31)	(67)	(4,103)
Amortization	(65,366)	(70,916)	(75,041)
Intangible assets, ending	118,060	75,052	103,853
Right Of Use Investments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	26,148
Additions		26,148
Contract renewal
Transfer of contract assets	(26,148)
Write-offs and disposals
Amortization
Intangible assets, ending		R$ 26,148